Deferred Tax Asset and Income Tax (Expense)/Benefit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Deferred Tax Asset and Income Tax (Expense)/Benefit [Abstract]
Schedule of Expenses/ (Benefits) Recognized In Profit or Loss
	For the six months ended
	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Income tax expense/(benefit)
Tax expense/(benefit) recognized in profit or loss
Current income tax
Current financial year	(420,371)	610,581	144,945
Prior financial year	250,233	73,304	17,402

Deferred taxation
Current financial year	—	(932,747)	(221,424)
Prior financial year		397,530	94,369
Total income tax expense/(benefit) recognized in profit or loss	(170,138)	148,668	35,292

	As of December 31, 2022	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	RM	Convenience Translation USD
Tx expenses/(benefits) recognized in profit or loss
Current income tax
Current financial year	1,247,733	2,795,394	(500,444)	(111,818)

Deferred taxation
Current financial year	—	(149,315)	—	—
Total income tax expenses/(benefits) recognized in profit or loss	1,247,733	2,646,079	(500,444)	(111,818)

Schedule of Reconciliations Between the Tax Expense and the Product of Accounting Loss

The numerical reconciliations between the tax expense and the product of accounting loss multiplied by the applicable tax rates of the Group are as follows:

	For the six months ended
	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Net loss before taxes	(1,881,960)	(1,780,930)	(422,771)

Tax at the Malaysian statutory income tax rate of 24%	(451,670)	(427,423)	(101,465)

Tax effects in respect of:
Different tax rates in other countries	(17,072)	554,889	131,724
Deferred tax not recognized on previously unrecognized origination and reversal of temporary differences	—	(740,027)	(175,674)
Adjustment in respect of current income tax of prior years	250,233	73,304	17,402
Adjustment in respect of deferred tax of prior years	—	397,530	94,369
Non-deductible expenses	56,742	410,137	97,361
Non-taxable income	(8,371)	(119,742)	(28,425)
Tax benefit	(170,138)	148,668	35,292

The numerical reconciliations between the tax expense and the product of accounting (loss)/profit multiplied by the applicable tax rates of the Group are as follows:

	As of December 31, 2022	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	RM	Convenience Translation USD
Net income/(loss) before taxes	5,191,239	9,793,147	(5,650,449)	(1,262,529)

Tax at the Malaysian statutory tax rate of 24%	1,245,898	2,350,355	(1,356,108)	(303,007)

Tax effects in respect of:
Different tax rate in other country	(1,685)	9,214	410,650	91,755
Deferred tax assets not recognized and, origination and reversal of temporary differences	—	—	428,883	95,829
Non-deductible expenses	145,456	299,729	86,008	19,217
Non-taxable income	(141,936)	(13,219)	(69,877)	(15,612)
Tax expenses/(benefits)	1,247,733	2,646,079	(500,444)	(111,818)

Schedule of Deferred Tax Assets

The deferred tax assets are made up of the following:

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
At beginning of year/period	74,000	74,000	17,566
Recognised in profit or loss	—	535,217	127,055
At end of year/period	74,000	609,217	144,621

The deferred tax assets are made up of the following:

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD

At beginning of year	(75,315)	74,000	16,534
Recognised in profit or loss	149,315	—	—
At end of year	74,000	74,000	16,534

Schedule of Deferred Tax Offsetting

Presented after appropriate offsetting as follows:

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD

Deferred tax asset	74,000	609,217	144,621
Deferred tax liability	—	—	—
	74,000	609,217	144,621

Presented after appropriate offsetting as follows:

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD

Deferred tax assets	149,315	74,000	16,534
Deferred tax liabilities	(75,315)	-	-
	74,000	74,000	16,534

Schedule of Deferred Tax Asset as at the End of the Reporting Period

The deferred tax asset as at the end of the reporting period are made up of the temporary differences arising from:

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Deferred tax asset
Plant and equipment	—	181,284	43,035
Provisions and others	707,852	2,041,958	484,738
Other temporary differences	—	479,842	113,909

Deferred tax liability
Plant and equipment	(295,010)	(164,679)	(39,093)
Other temporary differences	(104,509)	—	—
Presented after appropriate offsetting	308,333	2,538,405	602,589

At 24%	74,000	609,217	144,621

The deferred tax assets as at the end of the reporting period are made up of the temporary differences arising from:

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Deferred tax assets
Provisions and others	707,852	707,852	158,162

Deferred tax liabilities
Plant and equipment	(295,010)	(295,010)	(65,917)
Other temporary differences	(104,509)	(104,509)	(23,351)
Presented after appropriate offsetting	308,333	308,333	68,894

At 24%	74,000	74,000	16,534